Operating Leases - Schedule of Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Balance Sheet Information [Abstract]
Operating lease right-of-use assets	$ 901	$ 560
Current lease liabilities	542	501
Non-current lease liabilities	382	19
Total lease liabilities	$ 924	$ 520
Weighted average remaining lease term	1 year 10 months 24 days	1 year 2 months 12 days
Weighted average discount rate	6.27%	7.92%